Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Charterer A [Member]
Product Information [Line Items]
Revenues	43.00%		27.00%
Charterer B [Member]
Product Information [Line Items]
Revenues	24.00%	41.00%
Charterer C [Member]
Product Information [Line Items]
Revenues	18.00%	27.00%	17.00%
Charterer D [Member]
Product Information [Line Items]
Revenues			12.00%
Charterers [Member]
Product Information [Line Items]
Revenues	85.00%	68.00%	56.00%